UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21947

Old Field Master Fund, LLC

(Exact name of Registrant as specified in charter)

733 Third Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-532-3651

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Item 1. Reports to Unitholders.

Old Field Master Fund, LLC

(In the Process of Liquidation)

Semi-Annual Report (unaudited)

September 30, 2013

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

FINANCIAL STATEMENTS (unaudited)

For the six-month period ended

September 30, 2013

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Statement of Assets, Liabilities, and Members’ Equity (unaudited)

September 30, 2013

(expressed in U.S. dollars)

ASSETS

Cash and cash equivalents	$726,562

Total assets	726,562

LIABILITIES

Liquidating distributions payable	239
Due to affiliate	68,648
Administration fee payable	41,792
Professional fees payable	25,724
Accrued expenses and other liabilities	260

Total liabilities	136,663

MEMBERS’ EQUITY	$589,899

Value of members’ equity per unit - based on 12,644 units of beneficial interest outstanding	$46.66

Analysis of members’ equity
Capital Subscriptions	$42,020,000
Capital Distributions	(34,300,517)
Accumulated undistributed net investment loss	(2,886,131)
Accumulated undistributed net realized loss on investments in investment funds	(4,243,453)
Net unrealized depreciation on investments in investment funds	—

MEMBERS’ EQUITY	$589,899

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Statement of Operations (unaudited)

For the six-month period ended September 30, 2013

(expressed in U.S. dollars)

Investment income:
Interest	$82
Expenses:
Administration fee	50,150
Professional fees	44,800
Directors fee	5,000
Other	14,203

Total expenses	114,153
Net investment loss	(114,071)

Realized and unrealized gain/(loss) on investments in investment funds
Net realized loss on investments in investment funds	(2,194,040)
Net change in unrealized depreciation on investments in investment funds	1,721,988

Net realized and unrealized loss	(472,052)

Net decrease in members’ equity from operations	$(586,123)

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Statement of Changes in Members’ Equity

(expressed in U.S. dollars)

	For the six-month period ended September 30, 2013 (unaudited)	For the year ended March 31, 2013
From Operations:
Net change in unrealized depreciation on investments in investment funds	$1,721,988	$108,652
Net realized loss on investments in investment funds	(2,194,040)	(93,360)
Net investment loss	(114,071)	(39,460)

Net decrease in members’ equity from operations	(586,123)	(24,168)

Members’ equity transactions
Liquidating distribution of units - (14,786 and 5,888 units for the six-month period ended September 30, 2013 and the year ended March 31, 2013, respectively)	(1,000,000)	(500,517)

Net decrease in members’ equity	(1,586,123)	(524,685)
Members’ equity at beginning of year/period	2,338,752	2,863,437

Adjustment to beginning members’ equity (See Note E)	(162,730)	—
Adjusted members’ equity at beginning of year/period	2,176,022	2,863,437

Members’ equity at end of year/period	$589,899	$2,338,752

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Statement of Cash Flows (unaudited)

For the six-month period ended September 30, 2013

(expressed in U.S. dollars)

Cash flows from operating activities:
Net decrease in members’ equity from operations	$(586,123)
Adjustments to reconcile net decrease in members’ equity from operations to net cash provided by operating activities:
Net change in unrealized depreciation on investment in investment funds	(1,721,988)
Net realized loss on investments in investments funds	2,194,040
Proceeds from redemptions received from investments in investment funds	763,902
Changes in:
Redemptions receivable from investments in investment funds	63,963
Due from Investment Adviser	24,259
Due to affiliate	68,648
Administration fee payable	(117,016)
Professional fees payable	(11,033)
Accrued expenses and other liabilities	(238)

Net cash provided by operating activities	678,414
Cash flows from financing activities:
Liquidating distributions (Net of $239 liquidating distributions payable)	(999,761)

Net cash flows used in financing activities	(999,761)

Net decrease in cash and cash equivalents	(321,347)
Cash and cash equivalents at beginning of period	1,047,909

Cash and cash equivalents at end of period	$726,562

Supplemental disclosure of non-cash operating activities:
Adjustment to beginning members’ equity (See Note E)	$(162,730)

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2013

NOTE A - ORGANIZATION

Old Field Master Fund, LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on August 8, 2006 and commenced operations on February 1, 2007. The Fund was formed for the purpose of investing in private investment funds to achieve capital appreciation and is a fund of hedge funds. Marwood Alternative Asset Management, LLC (the “Investment Adviser”), an affiliated entity, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) and is responsible for the investment decisions of the Fund. The Fund is a master fund in a master-feeder structure. As of September 30, 2013, Old Field Fund, LLC (the “Domestic Feeder”), through Old Field Fund, LDC (the “Offshore Feeder”) which serves as an intermediary entity, is the primary member (99.98% indirect investment) of the Fund. The Investment Adviser owns the remaining 0.02% of the Fund.

[1]	Liquidation of Fund:

At a meeting held on November 16, 2010, the Board of Managers of the Fund (the “Board”) resolved to discontinue operations of the Fund and wind down operations of the Fund in an orderly fashion. Accordingly, the Fund is in the process of liquidation as of September 30, 2013. In connection with the liquidation, the Board appointed the Investment Adviser as the Fund’s liquidator, and accordingly, the Investment Adviser has the authority to take all actions necessary to wind up the affairs of the Fund and distribute the liquidation proceeds to the members of the Fund in accordance with the Limited Liability Company Agreement of the Fund. The Fund ceased new investment activity and does not intend to make any new investments. Cash has been distributed to members on a pro rata basis as determined by the Fund’s liquidator, which can be either upon the disposition of investments in investment funds less any applicable expenses, or at the time the Fund’s liquidator determines in accordance with the plan of liquidation (see Note F). Due to the illiquid nature of the investments, such liquidation and ensuing cash distributions took longer than a year.

As of September 30, 2013, all the remaining investments in investment funds have been liquidated. The balance of the Fund’s remaining assets, subject to costs and expenses associated with the Fund’s liquidation and legal dissolution, will be distributed during either the fourth quarter of 2013 or first quarter of 2014. As a result of adopting the plan of liquidation, liquidating distributions of $10,750,000, $3,600,000 and $1,250,000 were paid in May 2011, July 2011 and November 2011, respectively. Additional liquidating distributions of $1,000,000, effective March 31, 2012, were paid in April 2012 and liquidating distributions of $500,517, effective December 31, 2012, were paid in January 2013. Additional liquidating distributions of $1,000,000 were paid in August 2013.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[1]	Basis of accounting:

The financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”). The Fund’s fiscal year end is March 31.

[2]	Liquidation basis of accounting:

The accompanying financial statements have been presented on the liquidation basis of accounting, which presents assets at their net realizable values and liabilities at their estimated settlement amounts and include estimates for future costs expected to be incurred during liquidation period that are reasonably estimable. Since the final date of liquidation is uncertain, only costs estimable at such date have been accrued for. It is anticipated that expenses will be incurred which have not yet been accrued for.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[3]	Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[4]	Investments valuation, valuation process and revenue recognition:

The current assets consist solely of cash. Prior to the liquidation of the private investment funds, the Fund had established a fair valuation committee (the “Valuation Committee”) which was comprised of various Fund personnel as well as the Investment Adviser, and reported to the Board on a quarterly basis. Investments in private investment funds were valued by the Investment Adviser at fair value, which was generally based upon the underlying funds’ net assets as reported to the Fund by such entities. Such investment funds invested in a variety of securities and financial instruments, some of which did not have readily available marketable prices. In the absence of readily available market prices, the fair values were estimated by the investment managers of those investment funds.

The Valuation Committee met at least on a quarterly basis to review and discuss the appropriateness of such fair values using current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. The Valuation Committee was responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies as well as ensuring that the valuation methodologies for investments that are categorized within Level 3 of the fair value hierarchy are fair, consistent, and verifiable. The Fund’s valuation procedures required the Investment Adviser to consider all relevant information available at the time the Fund values its assets. Valuations determined by the Fund were required to be supported by market data, third-party pricing sources, industry accepted third-party pricing models, counterparty prices, or other methods the Valuation Committee deemed to be appropriate, including the use of internal proprietary pricing models. The Investment Adviser in consultation with the Valuation Committee and the Board, would have considered such information, and might have concluded in certain circumstances that the information provided by an investment manager did not represent the fair value of the Fund’s interests in an investment fund. Although redemptions of interests in investment funds were subject to advance notice requirements, investment funds typically would have made available net asset value information to their investors which would have represented the price at which, even in absence of redemption activity, the investment fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the investment fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular investment fund, the Fund could have considered whether it was appropriate on an investment by investment basis, in light of all relevant circumstances, not to utilize the practical expedient to value the investment fund’s net asset value (further described in Note B[9]), and adjust such value to reflect a premium or discount to net asset value. Any such decision must have been made using considerable judgment, and was subject to the review and supervision of Valuation Committee and approved by the Board.

No investments in investment funds were held by the Fund as of September 30, 2013.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[4]	Investments valuation, valuation process and revenue recognition (continued):

Realized and unrealized gains and losses resulting from changes in such valuation are reflected in the statement of operations. Net realized appreciation (depreciation) of investments in private investment funds are recorded based on the Fund’s proportionate share of the aggregate amount of appreciation (depreciation) recorded by each underlying investment fund. It includes the Fund’s share of interest and dividend income and expense, and realized and unrealized gains and losses on securities held by the underlying investment funds, net of operating expenses and fees. Realized gains and losses on withdrawals from investment vehicles are recognized on a average cost basis. The management agreements of the investee funds provide for compensation to the managers in the form of management fees typically ranging from 0.5% to 2.0% annually of net assets and performance fees ranging from 15% to 25% of net profits earned. Redemption requests not yet paid from underlying investment vehicles are reflected as redemptions receivable from investment funds on the statement of assets, liabilities and members’ equity as of September 30, 2013.

Interest income is recorded on an accrual basis.

[5]	Cash and cash equivalents:

For purposes of the statement of cash flows, the Fund considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents. The Fund has cash balances in excess of the maximum amount insured by the SIPC at September 30, 2013.

[6]	Income taxes:

The Fund is treated as a partnership for U.S. federal income tax purposes and is not required to pay federal income taxes on its net investment income and net capital gains. All interest, dividends, gains and losses of the Fund are deemed to have been “passed through” to the members in proportion to their holdings in the Fund, regardless of whether such items have been distributed. No provision has been made in the accompanying financial statements as the individual members are responsible for income taxes, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) ASC 740, Income Taxes (formerly FASB Interpretation No. 48), as amended by Accounting Standards Update 2009-06, Implementation Guidance on Accounting for Uncertainty in Taxes and Disclosures Amendments for Nonpublic Entities (“ASC 740”), requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the six-month period ended September 30, 2013, the Fund did not recognize any amounts for unrecognized tax benefits in connection with ASC 740. The Investment Adviser does not expect that its assessment regarding unrecognized tax benefits will materially change over the next 12 months. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the statement of operations. The Fund did not record any interest or penalties during the six-month period ended September 30, 2013. Tax years 2010 through present remain subject to examination by the U.S. taxing authorities. No income tax returns are currently under examination.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[7]	Administration agreement:

The Fund entered into an administration agreement dated August 24, 2006 with SEI Investments Global Fund Services that provides for fees in accordance with the terms of the administration agreement. This fee is based on the Fund’s month-end net asset value as well as the number of investors invested in the Fund.

[8]	Fair value of financial instruments:

The Fund followed a fair value hierarchy that distinguished between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs were used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments and block discounts are not applied to Level 1 investments.

•

Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, quoted prices in markets that are not active, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The categorization within the hierarchy did not necessarily correspond to the Investment Adviser’s perceived risk of the investments in investment funds, nor the level of the investments held within these investments in investment funds.

Classification within the fair value hierarchy of an investment that is measured at net asset value per share (or its equivalent) requires judgment and consideration of the following:

•

If a reporting entity has the ability to redeem its investment with the investee at net asset value per share (or its equivalent) at the measurement date, the fair value measurement of the investment shall be classified as a Level 2 fair value measurement.

•

If a reporting entity will never have the ability to redeem its investment with the investee at net asset value per share (or its equivalent), the fair value measurement of the investment shall be classified as a Level 3 fair value measurement.

•

If a reporting entity cannot redeem its investment with the investee at net asset value per share (or its equivalent) at the measurement date but the investment may be redeemable with the investee at a future date (for example, investments subject to a lockup or gate or investments whose redemption period does not coincide with the measurement date), the reporting entity shall consider the length of time until the investment will become redeemable in determining whether the fair value measurement of the investment shall be classified as a Level 2 or a Level 3 fair value measurement. For example, if the reporting entity does not know when it will have the ability to redeem the investment or it does not have the ability to redeem the investment in the near term at net asset value per share (or its equivalent), the fair value measurement of the investment shall be classified as a Level 3 fair value measurement.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[8]	Fair value of financial instruments (continued):

The Investment Adviser uses the market approach valuation technique to value its investments in investment funds. An investment in an investment fund is carried at its estimated fair value which is based on the Fund’s proportionate share of the underlying net assets of the underlying investment funds as reported to the Fund by such entities at the reporting date.

The following criteria were used to determine the classification of the Fund’s investments:

•

Liquidity terms of each Investment - Investments which allow for a full redemption at least on a quarterly basis without restrictions are generally classified as Level 2; all others are classified as Level 3 investments.

•	Redemption restrictions - Investments are generally classified as Level 2 if they satisfy the liquidity terms mentioned above, except those:

•	Investments which are potentially subject to a fund-level gate and have a net asset value equal to or more than 50% of the underlying fund-level gate threshold are classified as Level 3 investments.

•	Investments which are potentially subject to a redemption fee will be classified as Level 3 investments.

•

Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, side pocket investments in the investee fund, knowledge of the investee fund manager’s operations and processes, and an analysis of investee fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the investee fund manager).

In certain cases, as described in Note B [4], the Investment Adviser would determine the fair value of such underlying investment vehicle based on any relevant information available at the time. Depending on the relative significance of adjustments made to the reported net asset value, these underlying investment vehicles may be classified in either Level 2 or Level 3 of the fair value hierarchy.

As of September 30, 2013, the Fund does not have any investments. Cash and cash equivalents are considered Level 1.

During the six-month period ended September 30, 2013, the Fund did not have any transfers between all levels.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[8]	Fair value of financial instruments (continued):

The following is a reconciliation of the investments in which unobservable inputs (Level 3) were used in determining fair value:

	Investments in Investment Funds	Distressed	Event Driven	Fixed Income Relative Value	Fundamental Market Neutral	Multi-Strategy Relative Value	Structured Credit
Balance as of 4/1/13	$1,235,954	$72,399	$60,459	$86,709	$11,596	$71,593	$933,198
Realized loss	(2,192,012)	(42,435)	(51,897)	(81,350)	(8,386)	(82,808)	(1,925,136)
Change in unrealized appreciation (depreciation)	1,721,988	(15,484)	10,163	24,989	2,489	29,144	1,670,687
Purchases	—	—	—	—	—	—	—
Sales	(765,930)	(14,480)	(18,725)	(30,348)	(5,699)	(17,929)	(678,749)

Balance as of 9/30/13	$—	$—	$—	$—	$—	$—	$—

Net change in unrealized gain/(loss)relating to investments held at 9/30/13	$—	$—	$—	$—	$—	$—	$—

[9]	Subsequent events:

Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

NOTE C - RELATED PARTY TRANSACTIONS

Management fees:

Under the investment advisory agreement dated August 23, 2006 between the Fund and the Investment Adviser, the Fund pays the Investment Adviser a fixed monthly management fee, payable quarterly equal to 0.125% (1.5% per annum) of the aggregate value of the outstanding interests of the Fund as of the last day of each month. Effective February 14, 2008, the Investment Adviser waived a portion of the Fund’s management fees such that the fee effectively would be reduced to 0.083% (1% per annum) of the aggregate value of interests for a fourteen-month period starting February 2008. Such waiver, which expired on March 31, 2009, was renewed for an additional two-year period which expired on March 31, 2011 and was renewed again for three additional one-year periods expiring on March 31, 2012, March 31, 2013 and March 31, 2014. Effective April 1, 2012, the Investment Adviser determined to stop charging the Fund a management fee and returned any management fees already paid during the year ended March 31, 2013.

NOTE D - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND OTHER RISKS

In the normal course of its operations, the Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2013

NOTE E – EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Domestic Feeder have entered into an expense limitation and reimbursement agreement dated September 22, 2006 (the “Expense Limitation Agreement”) under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay, or absorb the ordinary operating expenses of the Fund and Domestic Feeder to the extent necessary to limit the ordinary operating expenses of the Fund and Domestic Feeder in the aggregate, to 2.00% per annum of the Fund’s and the Domestic Feeder’s average monthly net assets (the “Expense Limitations”). Effective February 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. Such expense limitation, which expired on March 31, 2009, was renewed for an additional two-year period expiring on March 31, 2011, and was renewed again for three additional one-year periods expiring on March 31, 2012, March 31, 2013 and March 31, 2014. In consideration of the Investment Adviser’s agreement to limit the Fund’s and the Domestic Feeder’s expenses, the Fund and the Domestic Feeder will carry forward the amount of expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will be reimbursed by the Investment Adviser or its affiliate for such amounts. Effective, April 1, 2012, the Board determined that all remaining expenses borne by the Fund are liquidation related in nature, and therefore not ordinary operating expenses subject to the Expense Limitation Agreement. Subsequent to the year ended March 31, 2013, $162,730 of expenses incurred by the Fund during the year ended March 31, 2013 were deemed to be liquidation related and outside of the Expense Limitation Agreement. This amount has been restated as an adjustment to the beginning Members’ Equity balance as of March 31, 2013 on the Statement of Changes in Members’ Equity.

NOTE F – ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Prior to liquidation, units in the Fund were offered and could be purchased on a monthly basis or at such other times as determined by the Board. The Board of the Fund could discontinue accepting subscriptions at any time. Units were sold at the net asset value per unit as of the date on which the subscription was accepted. As result of the approved liquidation plan, the Board suspended all subscriptions.

Prior to liquidation, members did not have the right to require the Fund to redeem any or all of its units since it is a closed-end fund. The Fund was allowed to repurchase units at such times, amounts and terms as determined by the Board of the Fund, in its sole discretion.

As a result of adopting the plan of liquidation, the Fund shall distribute all of its remaining assets in cash payments or in kind at the discretion of the Board on a “Liquidation Date” as determined by the Fund’s liquidator. The amount of the liquidating distribution paid to members on a Liquidation Date shall be determined on a pro rata basis in accordance with the balances of the members’ respective capital accounts. Liquidating distributions will be accrued when amounts are fixed and determinable.Net income or losses are allocated to all members in proportion to their respective units.

Transactions in units of beneficial interest outstanding for the six-month period ended September 30, 2013 were as follows:

Balance April 1, 2013	Units Distributed	Balance September 30, 2013
27,430	14,786	12,644

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2013

NOTE G – FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for units outstanding throughout the period, for the members’ equity and the Fund’s ratios of net investment loss and expenses to average members’ equity and total return:

	For the six-months period ended September 30, 2013 (unaudited)		For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2010		For the year ended March 31, 2009
Per unit operating performance:
Members’ equity, beginning of period	$85.26		$85.94		$85.80		$83.30		$74.86		$94.13

Loss from investment operations:
Net investment loss(1)	(8.99)		(1.23)		(1.09)		(1.41)		(1.43)		(1.32)
Net realized/unrealized gain/(loss)on investments in investment funds	(29.61)		0.55		1.23		3.91		9.87		(17.95)

Total income/(loss) from investments	(38.60)		(0.68)		0.14		2.50		8.44		(19.27)

Members’ equity, end of period	$46.66		$85.26		$85.94		$85.80		$83.30		$74.86

Members’ equity, end of period (000’s)	$590		$2,339		$2,863		$19,491		$34,933		$31,394

Total return	(45.27)%		(0.79)%		0.16	% *	3.00%		11.27%		(20.47)%

Portfolio turnover	0.00%		0.00%		0.33%		12.58%		46.65%		21.30%

Ratio to average members’ equity:
Expenses, before reimbursement	0.00	% (8)(9)	5.88	% (7)	4.09	% (6)	1.97	% (5)	2.24	% (4)	1.75	% (3)
Reimbursement	0.00%		(4.38)%		(2.79)%		(0.26)%		(0.44)%		(0.16)%

Expenses, after reimbursement(2)	0.00	% (8)(9)	1.50	% (7)	1.30	% (6)	1.71	% (5)	1.80	% (4)	1.59	% (3)

Net investment loss, before reimbursement	(13.20	)% (9)	(5.86	)% (7)	(4.07	)% (6)	(1.96	)% (5)	(2.24	)% (4)	(1.70	)% (3)
Reimbursement	0.00%		4.38%		2.79%		0.26%		0.44%		0.16%

Net investment loss, after reimbursement	(13.20	)% (9)	1.48	% (7)	(1.28	)% (6)	(1.70	)% (5)	(1.80	)% (4)	(1.54	)% (3)

*	The total return shown for the year ended March 31, 2012 does not accord to the net decrease in members’ equity from operations for this period due to the timing of redemptions of fund shares.
(1)	Based on average units outstanding.
(2)	Does not include expenses of the underlying funds in which the fund invests.
(3)

Absent of the management fee waiver described in Note C, the total expense ratio to average members’ equity would have been 2.25% before reimbursement and 2.09% after reimbursement. The net investment loss ratio to average members’ equity would have been (2.20)% before reimbursement and (2.04)% after reimbursement.

(4)

Absent of the management fee waiver described in Note C, the total expense ratio to average members’ equity would have been 2.75% before reimbursement and 2.30% after reimbursement. The net investment loss ratio to average members’ equity would have been (2.74)% before reimbursement and (2.30)% after reimbursement.

(5)

Absent of the management fee waiver described in Note C, the total expense ratio to average members’ equity would have been 2.46% before reimbursement and 2.20% after reimbursement. The net investment loss ratio to average members’ equity would have been (2.45)% before reimbursement and (2.19)% after reimbursement.

(6)

Absent of the management fee waiver described in Note C, the total expense ratio to average members’ equity would have been 4.52% before reimbursement and 1.73% after reimbursement. The net investment loss ratio to average net assets would have been (4.50)% before reimbursement and (1.72)% after reimbursement.

(7)

Absent of the management fee waiver described in Note C, the total expense ratio to average members’ equity would have been 7.36% before reimbursement and 2.98% after reimbursement. The net investment loss ratio to average net assets would have been (7.34)% before reimbursement and (2.96)% after reimbursement.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2013

NOTE G – FINANCIAL HIGHLIGHTS (CONTINUED)

(8)

All expenses during the period are liquidation related and outside the Expense Limitation Agreement. If these expenses were included, the expense ratio to average members’ equity would have been 13.21%.

(9)	Annualized.

The net investment loss and expense ratios are calculated for all members taken as a whole. They do not include the Fund’s proportionate share of income and expenses of the underlying fund, as performance for these funds is recorded net of these items. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor’s share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis.

Semi-Annual Report (Additional Information)

Old Field Master Fund, LLC (the “Fund”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSRS.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Portfolio Managers

At a meeting held on November 16, 2010, the Board of Managers of the Fund (the “Board”) resolved to discontinue operations of the Master Fund and the Fund and wind down operations in an orderly fashion. Accordingly, the Master Fund and the Fund are in the process of liquidation as of September 30, 2013. In connection with the liquidation, the Board appointed the Investment Adviser as the Master Fund’s and the Fund’s liquidator, and accordingly, the Investment Adviser has the authority to take all actions necessary to wind up the affairs of the Master Fund and the Fund and distribute the liquidation proceeds to the members in accordance with the Fund’s Limited Liability Company Agreement. The Master Fund ceased new investment activity and does not intend to make any new investments. Cash has been distributed to members on a pro rata basis as determined by the Fund’s liquidator, which can be either upon the disposition of investments in investment funds less any applicable expenses, or at the time the Fund’s liquidator determines in accordance with the plan of liquidation. The balance of the Master Fund’s remaining assets, subject to costs and expenses associated with the Master Fund’s and Fund’s liquidation and legal dissolution are anticipated to be distributed in the first quarter of 2014.

Paul Platkin and Darren Wolf no longer serve as Portfolio Managers, nor on the Investment Committee. Andrew Rudolph, Jill Schurtz, and Glenn Sloat no longer serve on the Investment Committee.

In October of 2011 Robeco Investment Management (as successor to Robeco-Sage Capital Management LLC) and Arden Asset Management LLC (“Arden”) entered into a consulting agreement in which Arden agreed to assist in the negotiation and redemption from underlying managers in connection with any liquidation of the Fund, among other activities.

(iv) Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one investment vehicle. The portfolio managers manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned may vary among these accounts, and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the portfolio managers believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the investment adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

As stated above, the portfolio managers also manage other investment vehicles (the “Other Vehicles”). The Other Vehicles may invest in the same private investment funds, joint ventures, investment companies and other similar investment vehicles (“Portfolio Funds”) as the Registrant. As a result, the Other Vehicles may compete with the Registrant for appropriate investment opportunities. As a general matter, the portfolio managers will consider participation by the Registrant in all appropriate investment opportunities that are under consideration by the portfolio managers for the Other Vehicles. The portfolio managers will evaluate for the Registrant and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Registrant or the Other Vehicles at a particular time. Because these considerations may differ for the Registrant and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Registrant and each of the Other Vehicles will differ. The portfolio managers will, however, attempt to allocate these investment opportunities in an equitable manner.

(a)(3) Compensation

Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Registrant or any other fund managed by the portfolio managers during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by senior management. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the relevant investment adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from Robeco Investment Management into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with Robeco Investment Management.

(a)(4) Ownership

The following table sets forth the dollar range of units beneficially owned by the former portfolio managers as of September 30, 2013:

Portfolio Manager	Dollar Range
Paul S. Platkin	None
Andrew Rudolph	None
Jill Schurtz	None
Glenn Sloat	None
Darren S. Wolf	None

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Field Master Fund, LLC

By (Signature and Title)*	/s/ John T. Moore
John T. Moore, President

Date: December 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John T. Moore
John T. Moore, Principal Executive Officer

Date: December 4, 2013

By (Signature and Title)*	/s/ Thomas J. Modzelewski
Thomas J. Modzelewski, Principal Financial Officer

Date: December 4, 2013

*	Print the name and title of each signing officer under his or her signature.